Related Party Transactions - Founder Shares and Private Placement Warrants (Detail)		1 Months Ended		3 Months Ended	12 Months Ended
	Apr. 08, 2019 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2021 Item $ / shares shares	Dec. 31, 2020 Item $ / shares	Sep. 30, 2020 $ / shares	Jun. 30, 2020 $ / shares	Mar. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Sep. 30, 2019 $ / shares	Jun. 30, 2019 $ / shares	Apr. 30, 2019 USD ($)	Apr. 05, 2019 shares
Related Party Transaction [Line Items]
Issuance of ordinary shares to Sponsor (in shares)				7,187,500
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Founder Shares were no longer subject to forfeiture													937,500
Minimum price per share of ordinary shares as condition to sell founder shares | $ / shares				$ 12.00	$ 12.00
Number of trading days within 30-trading day | Item				20	20
Period within which the 20 trading days at minimum price of ordinary shares				30 days	30 days
Period after business combination when founder shares can be sold				150 days	150 days
Exercise price of warrant (in dollars per share) | $ / shares				$ 1.00	$ 1.00
Warrants fair value disclosure | $												$ 19,300,000
Percentage of Founder Shares held by the Sponsor that will be vested and wholly owned by the Sponsor as of the closing of the Proposed Business Combination				40.00%	40.00%
Percentage of Founder Shares held by the Sponsor subject to vesting and forfeiture				60.00%	60.00%
Replay Sponsor, LLC
Related Party Transaction [Line Items]
Issuance of ordinary shares to Sponsor (in shares)			7,187,500
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001
Aggregate gross proceeds | $			$ 25,000
Maximum Shares Subject to Forfeiture			937,500
Forfeiture adjusted percentage to issued and outstanding shares			20.00%
Independent director
Related Party Transaction [Line Items]
Aggregate gross proceeds | $		$ 313
Shares transferred (in shares)		90,000
Private Placement Warrants
Related Party Transaction [Line Items]
Period after business combination when warrants shares can be sold				30 days	30 days
Private Placement Warrants | Replay Sponsor, LLC | Private Placement
Related Party Transaction [Line Items]
Warrants sold (in shares)	7,750,000
Price per share | $ / shares	$ 1.00
Proceeds from Issuance of warrants | $	$ 7,750,000
Number of ordinary shares a warrant is exercisable for	1
Exercise price of warrant (in dollars per share) | $ / shares	$ 11.50
Warrants fair value disclosure | $	$ 6,975,000